Foreign currency gains (losses), net (Tables)	12 Months Ended
Dec. 31, 2025
Foreign currency gains (losses), net
Summary of foreign currency gains and losses, net

	Years Ended December 31,
in €‘000	2025	2024	2023
Foreign currency gains	184,079	50,707	65,594
Foreign currency losses	(105,265)	(88,930)	(42,389)
Total	78,814	(38,223)	23,205